Segment reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Capital equipment	$ 3,150	$ 4,581
Recurring - non-capital	3,723	2,723
Total revenue	6,873	7,304
Canada
Revenue
Capital equipment	1,724	4,031
Recurring - non-capital	353	2,454
Total revenue	2,077	6,485
USA
Revenue
Recurring - non-capital	2,090
Total revenue	2,090
Germany
Revenue
Capital equipment	1,426	550
Recurring - non-capital	1,280	269
Total revenue	$ 2,706	$ 819